Determination of fair values	12 Months Ended
Nov. 30, 2022
Disclosure of Fair Value Measurement [Abstract]
Determination of fair values
26.	Determination of fair values
Certain of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial
assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.
Financial assets and financial liabilities measured at fair value
In establishing fair value, the Company uses a fair value hierarchy based on levels as defined below:
Level 1: Defined as observable inputs such as quoted prices in active markets.
Level 2: Defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.
Level 3: Defined as inputs that are based on little or no observable market data, therefore requiring entities to  develop their own assumptions.
Other financial assets and financial liabilities
The Company has determined that the carrying values of its
short-term
financial assets and financial liabilities, including cash, trade and other receivables, and accounts payable and accrued liabilities approximate their fair value because of their relatively short period to maturity.
Bonds and money market funds and derivative financial assets and financial liabilities are stated at fair value, determined by inputs that are primarily based on broker quotes at the reporting date (Level 2).
The fair value of the convertible unsecured senior notes, including the equity portion, as at November 30, 2022 was approximately $24,200 (2021–$52,756) (Level 1) based on market quotes.
The Company has determined that the carrying value of its term loan approximates its fair value because it was issued near the 2022 year-end.
Share-based
payment transactions
The fair value of the employee stock options is measured based on the
Black-Scholes
valuation model. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historical volatility adjusted for changes expected due to publicly available information), weighted average expected life of the instruments (based on historical experience and general option holder behaviour), expected dividends, and the risk-free
interest rate (based on government bonds). Service and
non-market
performance conditions attached to the transactions, if any, are not taken into account in determining fair value.
The DSU liability is recognized at fair value and considered Level 2 in the fair value hierarchy for financial instruments. The fair value is determined using the quoted price of the common shares of the Company.